Commissions and fees	6 Months Ended
Jun. 30, 2011
Commissions and fees
Commissions and fees
Note 7 Commissions and fees
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Commissions and fees (CHF million)

Lending business	349	342	327	2	7	691	593	17

Investment and portfolio management	1,072	1,070	1,043	0	3	2,142	2,141	0

Other securities business	22	15	19	47	16	37	40	(8)

Fiduciary business	1,094	1,085	1,062	1	3	2,179	2,181	0

Underwriting	491	542	513	(9)	(4)	1,033	1,051	(2)

Brokerage	989	1,208	1,094	(18)	(10)	2,197	2,124	3

Underwriting and brokerage	1,480	1,750	1,607	(15)	(8)	3,230	3,175	2

Other services	540	494	590	9	(8)	1,034	1,044	(1)

Commissions and fees	3,463	3,671	3,586	(6)	(3)	7,134	6,993	2